Document and Entity Information	Feb. 05, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 05, 2021
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 05, 2021
Document Effective Date	Feb. 05, 2021
Prospectus Date	Feb. 28, 2020
MainStay Balanced Fund | Class R6
Prospectus:
Trading Symbol	MBERX
MainStay Balanced Fund | Investor Class
Prospectus:
Trading Symbol	MBINX
MainStay Balanced Fund | Class R3
Prospectus:
Trading Symbol	MBDRX
MainStay Balanced Fund | Class R2
Prospectus:
Trading Symbol	MBCRX
MainStay Balanced Fund | Class R1
Prospectus:
Trading Symbol	MBNRX
MainStay Balanced Fund | Class I
Prospectus:
Trading Symbol	MBAIX
MainStay Balanced Fund | Class C
Prospectus:
Trading Symbol	MBACX
MainStay Balanced Fund | Class B
Prospectus:
Trading Symbol	MBNBX
MainStay Balanced Fund | Class A
Prospectus:
Trading Symbol	MBNAX